Label	Element	Value
Matthews Asia Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Matthews Asia Total Return Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return over the long term, with an emphasis on income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
A higher portfolio turnover may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Matthews Asia Total Return Bond Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in debt and debt-related instruments issued by governments, quasi-governmental entities, supra-national institutions, and companies in Asia. Debt and debt-related instruments are commonly referred to as bonds and typically include various types of bonds, debentures, bills, securitized debt instruments (which are vehicles backed by pools of assets such as loans or other receivables), notes, certificates of deposit and other bank obligations, bank loans, senior secured bank debt, convertible debt securities (including contingent capital financial instruments or “CoCos”), exchangeable bonds, credit-linked notes, inflation-linked debt instruments, repurchase agreements used to finance debt securities, payment‑in‑kind debt securities, preferred bonds and derivative instruments with debt characteristics. The Fund’s investments in debt securities may be denominated in any currency, may be of any quality or may be unrated, and may have no stated maturity or duration target.
Asia consists of all countries and markets in Asia, such as China and India, and includes developed, emerging, and frontier countries and markets in the Asian region. Certain emerging market countries may also be classified as “frontier” market countries, which are a subset of emerging market countries with newer or even less developed economies and markets, such as Sri Lanka and Vietnam. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument is deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is principally secured or backed by assets located in that country or region; (iv) it is a component of or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country.
The Fund may invest a significant portion of its total net assets, 25% or more, in securities of issuers from a single country (including the government of that country and its agencies, instrumentalities and political subdivisions, quasi-governmental entities of that country, supra-national institutions issuing debt deemed to be of that country, and companies located in that country), and up to 25% of the Fund’s total net assets may be invested in the securities issued by any one Asian government (including its agencies, instrumentalities and political subdivisions). The Fund has from time to time invested, and expects to invest, more than 25% of its assets in China (which includes Hong Kong and Macau).
The Fund may engage in derivative transactions for speculative purposes as well as to manage credit, interest rate and currency exposures of underlying instruments or market exposures. The Fund may use a variety of derivative instruments, including for example, forward contracts, option contracts, futures and options on futures, swaps (including interest rate swaps and credit default swaps) and swaptions. The Fund may seek to take on or hedge credit, currency, and interest rate exposure by using derivatives, and, as a result, the Fund’s exposure to credit, currency, and interest rates could exceed the value of the Fund’s assets denominated in that currency and could exceed the value of the Fund’s net assets. Although the Fund does not limit its foreign currency exposure, may invest without limitation in non‑U.S. dollar-denominated securities and instruments and is permitted to hedge currency risks, it does not normally seek to hedge its exposure to foreign currencies.
The Fund is permitted to invest in debt securities of any quality, including high yield debt securities rated below investment grade (commonly referred to as “junk bonds”) and unrated debt securities. The Fund may invest up to 50% of its net assets in bank loans. The Fund has no stated maturity or duration target and the average effective maturity or duration target may change. Matthews has implemented risk management systems to monitor the Fund to reduce the risk of loss through overemphasis on a particular issuer, country, industry, currency, or interest rate regime.
The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investment
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:
Credit Risk: A debt instrument’s price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. Credit risk tends to rise and fall with credit cycles that may last several years from trough to peak default rates. As such, the underlying credit risk of a borrower might be compounded by a turn in the credit cycle that is characterized by a rise in borrowing costs or a tightening of systemic liquidity. Additionally, because a portion of the securities held by the Fund may be in an external currency to the borrower (i.e., a currency that is not the home currency of the company), there are additional risks connected with the sovereign country of the issuer. For example, these risks may include, but are not limited to, capital controls imposed by the sovereign country that may undermine an issuer’s ability to meet its debt obligations on a full or timely basis. Credit risk analysis may also include an issuer’s willingness to meet its financial obligations.
Interest Rate Risk (including Prepayment and Extension Risks): Changes in interest rates in each of the countries in which the Fund may invest, as well as interest rates in more-developed countries, may cause a decline in the market value of an investment held by the Fund. Generally, fixed income securities will decrease in value when interest rates rise and can be expected to rise in value when interest rates decline. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of fixed income securities may, therefore, repay principal in advance. This would force the Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund’s income. In times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.
Currency Risk: When the Fund invests in foreign currencies (directly or through a financial instrument) or in securities denominated in a foreign currency, there is the risk that the value of the foreign currency will increase or decrease against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in U.S. dollar terms if that currency weakens against the U.S. dollar. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Capital controls may also affect the value of the Fund’s holdings.
Public Health Emergency Risks: Pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 has resulted and may continue to result, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19, including new variants of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.
Convertible and Exchangeable Securities Risk: The market value of a convertible security performs like that of a regular debt security, that is, if interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer may not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. These securities are also subject to greater liquidity risk than many other types of securities.
The Fund may also invest in convertible securities known as contingent capital financial instruments or “CoCos.” CoCos generally provide for mandatory or automatic conversion into common stock of the issuer under certain circumstances or may have principal write down features. Because the timing of conversion may not be anticipated, and conversion may occur when prices are unfavorable, reduced returns or losses may occur. Some CoCos may be leveraged, which can make those CoCos more volatile in changing interest rate or other conditions.
Exchangeable bonds are subject to risks similar to convertible securities. In addition, bonds that are exchangeable into the stock of a different company also are subject to the risks associated with an investment in that other company.
High Yield Bonds and Other Lower-Rated Securities Risk: The Fund’s investments in high yield bonds (“junk bonds,” which are primarily speculative securities) and other lower-rated securities will subject the Fund to substantial risk of loss. Issuers of high yield bonds are less financially secure, more susceptible to adverse economic and competitive industry conditions and less able to repay interest and principal compared to issuers of investment grade securities. Prices of high yield bonds tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.
Liquidity Risk: The debt securities and other investments held by the Fund may have less liquidity compared to traded stocks and government bonds in Asia, particularly when market developments prompt large numbers of investors to sell debt securities. This means that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on the Fund’s performance.
Dealer inventories of bonds, which provide an indication of the ability of financial intermediaries to “make markets” in those bonds, are at or near historic lows in relation to market size. This reduction in market making capacity has the potential to decrease liquidity and increase price volatility in the fixed income markets in which the Fund invests, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices.
Derivatives Risk (including Options, Futures and Swaps): Derivatives are speculative and may hurt the Fund’s performance. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding, not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.
T	Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

T	Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

T	Swaps Risk. Risks inherent in the use of swaps (especially uncleared swaps) include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.
Non‑diversified Risk: The Fund is a “non‑diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Volatility Risk: The smaller size and lower levels of liquidity in Asian markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in the United States. This volatility can cause the price of the Fund’s shares to go up or down dramatically. Because of this volatility, this Fund is better suited for long-term investors (typically five years or longer).
Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.
Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.
Country Concentration Risk: The Fund may invest a significant portion of its total net assets in the securities of issuers located in a single country. An investment in the Fund therefore may entail greater risk than an investment in a fund that does not concentrate its investments in a single or small number of countries because these securities may be more sensitive to adverse social, political, economic or regulatory developments affecting that country or countries. As a result, events affecting a single or small number of countries may have a significant and potentially adverse impact on the Fund’s investments, and the Fund’s performance may be more volatile than that of funds that invest globally. The Fund has concentrated or may concentrate its investments in China and Hong Kong, Indonesia and India.
Risks Associated with China and Hong Kong: The Chinese government exercises significant control over China’s economy through its industrial policies, monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies in China. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. As demonstrated by Hong Kong protests in recent years over political, economic, and legal freedoms, and the Chinese government’s response to them, considerable political uncertainty continues to exist within Hong Kong. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected and have an adverse effect on the Fund’s investments.
Sector Concentration Risk: To the extent that the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the Fund may face more risks than if it were diversified broadly over numerous sectors.

-	Industrial Sector Risk: As of December 31, 2021, 39% of the Fund’s assets were invested in the industrial sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies

-
Financial Services Sector Risk: As of December 31, 2021, 32% of the Fund’s assets were invested in the financial services sector. Financial services companies are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition and other sector-specific factors

-	Real Estate Sector Risk: The Fund has from time to time concentrated its investments in the real estate sector. Companies in the real estate sector may be negatively impacted by various factors, including, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning or environmental laws and regulations and other government actions such as tax increases and reduced funding for schools, parks, garbage collection or other public services; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; and (viii) changes in interest rates. In addition, after many years of steady growth, the once rapidly growing Chinese real estate market slowed prior to 2020. Although demand grew within the real estate market during China’s initial recovery from the COVID-19 pandemic, it remains unclear whether these trends will continue given global economic uncertainties caused by the pandemic and fears that the Chinese real estate market may be overheating. Any further stresses in the Chinese real estate sector could adversely affect the value of the Fund’s holdings.
Sovereign Debt Risk: Investment in sovereign debt can involve a high degree of risk. Legal protections available with respect to corporate issuers (e.g., bankruptcy, liquidation and reorganization laws) do not generally apply to governmental entities or sovereign debt. Accordingly, creditor seniority rights, claims to collateral and similar rights may provide limited protection and may be unenforceable. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. The Fund may have limited recourse to compel payment in the event of a default.
Cybersecurity Risk: With the increased use of technologies such as the internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Bank Loan Risk: To the extent the Fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. The Fund’s ability to receive payments in connection with a bank loan depends primarily on the financial condition of the borrower, and whether or not the bank loan is secured by collateral, although there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions in many bank loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a bank loan for a substantial period of time after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations. Bank loan investments may not be considered securities and may not have the protections afforded by the federal securities laws.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund could go down, meaning you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non‑diversified Risk: The Fund is a “non‑diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart below shows the Fund’s performance for each full calendar year since inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. The bar chart shows performance of the Fund’s Investor Class Shares. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. The bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month‑end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).
Effective January 31, 2020, the Fund changed its investment strategy to mandate an 80% investment in debt and debt-related instruments, and simultaneously changed its name to Matthews Asia Total Return Bond Fund. Performance for the periods shown prior to January 31, 2020 is based on the Fund’s former investment strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund’s performance for each full calendar year since inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.789.ASIA (2742)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	matthewsasia.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The information presented below is past performance, before and after taxes, and is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	INVESTOR CLASS: ANNUAL RETURNS FOR YEARS ENDED 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 2020 10.32% Worst Quarter Q1 2020 -12.66%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown for only one class of shares and after‑tax returns for the other class of shares will vary.
Matthews Asia Total Return Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee on Redemptions (for wire redemptions only)	rr_MaximumAccountFee	$ 9
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
One year:	rr_ExpenseExampleYear01	$ 107
Three years:	rr_ExpenseExampleYear03	334
Five years:	rr_ExpenseExampleYear05	579
Ten years:	rr_ExpenseExampleYear10	$ 1,283
2012	rr_AnnualReturn2012	13.62%
2013	rr_AnnualReturn2013	(0.50%)
2014	rr_AnnualReturn2014	2.54%
2015	rr_AnnualReturn2015	(0.58%)
2016	rr_AnnualReturn2016	8.85%
2017	rr_AnnualReturn2017	9.40%
2018	rr_AnnualReturn2018	(4.05%)
2019	rr_AnnualReturn2019	13.00%
2020	rr_AnnualReturn2020	5.36%
2021	rr_AnnualReturn2021	(4.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.66%)
1 year	rr_AverageAnnualReturnYear01	(4.06%)
5 years	rr_AverageAnnualReturnYear05	3.70%
10 years	rr_AverageAnnualReturnYear10	4.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
Matthews Asia Total Return Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee on Redemptions (for wire redemptions only)	rr_MaximumAccountFee	$ 9
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
One year:	rr_ExpenseExampleYear01	$ 92
Three years:	rr_ExpenseExampleYear03	289
Five years:	rr_ExpenseExampleYear05	503
Ten years:	rr_ExpenseExampleYear10	$ 1,119
1 year	rr_AverageAnnualReturnYear01	(3.89%)
5 years	rr_AverageAnnualReturnYear05	3.92%
10 years	rr_AverageAnnualReturnYear10	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
Matthews Asia Total Return Bond Fund | Return after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.69%)	[2]
5 years	rr_AverageAnnualReturnYear05	2.16%	[2]
10 years	rr_AverageAnnualReturnYear10	2.67%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011	[2]
Matthews Asia Total Return Bond Fund | Return after taxes on distributions and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.32%)	[2]
5 years	rr_AverageAnnualReturnYear05	2.21%	[2]
10 years	rr_AverageAnnualReturnYear10	2.60%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011	[2]
Matthews Asia Total Return Bond Fund | 50% Markit iBoxx Asian Local Bond Index, 50% J.P. Morgan Asia Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.80%)	[3]
5 years	rr_AverageAnnualReturnYear05	4.49%	[3]
10 years	rr_AverageAnnualReturnYear10	3.95%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011	[3]

[1]
Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b‑1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 0.90% first by waiving class specific expenses (e.g., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non‑class specific expenses (e.g., custody fees) of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 0.90% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 0.90%. Pursuant to this agreement, any amount waived for prior fiscal years with respect to the Fund is not subject to recoupment. This agreement will remain in place until April 30, 2023 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

[2]
After‑tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns are shown for only one class of shares and after‑tax returns for the other class of shares will vary.

[3]
As of May 1, 2016, the HSBC Asian Local Bond Index became the Markit iBoxx Asian Local Bond Index. The Index performance reflects the returns of the discontinued predecessor HSBC Asian Local Bond Index up to December 31, 2012 and the returns of the successor Markit iBoxx Asian Local Bond Index thereafter.